Madison Funds®
Supplement dated April 15, 2020
This Supplement amends the Statement of Additional Information (“SAI”) of the Madison Funds dated February 28, 2020.
On March 6, 2020, the Board of Trustees of Madison Funds (the “Trust”) accepted the resignation of Kevin S. Thompson, “interested person”3 of the Trust. The Trust’s Nominating and Governance Committee unanimously nominated Paul A. Lefurgey to succeed Mr. Thompson as an “interested trustee”. The Board unanimously accepted and endorsed the Nominating and Governance Committee’s recommendation and elected Mr. Lefurgey as an “interested trustee” of the Trust; and, further ratified, approved and affirmed the appointment of officers to serve (or continue to serve) in accordance with the organizational documents of the Trust.
Based upon the above-referenced actions, all references to Mr. Thompson are hereby deleted in the SAI, and the Interested Trustees and Officers chart on page 25 is deleted and replaced in its entirety as follows:
Interested Trustees and Officers

Name and Age	Position(s) Held, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Trustee[2]	Other Directorships Held by Trustee
Paul A. Lefurgey[3] 55	Trustee, March 2020 – 2035; Vice President, 2009 – Present
Madison Investment Holdings, Inc. (“MIH”), Madison Asset Management, LLC (“Madison”) and Madison Investment Advisors, LLC (“MIA”), CEO, 2017 - Present; Co-Head of Fixed Income, 2019-Present; Director of Fixed Income Investments, 2016 - 2019; Executive Director and Head of Fixed Income Investments, 2013 - 2016; Chairman - Executive Committee, 2015 - 2017
Ultra Series Fund (14) (mutual funds), Vice President, 2009 - Present; Madison Covered Call & Equity Strategy Fund (closed-end fund), Vice President, 2012 - Present; Madison Strategic Sector Premium Fund (closed-end fund), Vice President, 2010 - 2018
			18	None
Patrick F. Ryan 41	President, March 2020 - Present	MIH, MIA and Madison, Vice President and Portfolio Manager, 2009 – Present; Ultra Series Fund (14) and Madison Covered Call & Equity Strategy Fund, President, March 2020 - Present	N/A	N/A
Greg D. Hoppe 50	Vice President, March 2020 – Present; Chief Financial Officer, 2019 - Present; Treasurer, 2009 – 2019
MIH and MIA, Vice President, 1999 - Present; Madison, Vice President, 2009 - Present
Ultra Series Fund (14), Vice President, March 2020 – Present; Chief Financial Officer, 2019 – Present; Treasurer, 2009 – 2019; Madison Covered Call & Equity Strategy Fund, Vice President, March 2020 – Present; Chief Financial Officer, 2019 – Present; Treasurer, 2012 - 2019; Madison Strategic Sector Premium Fund, Treasurer, 2009 - 2018
			N/A	N/A
Holly S. Baggot 59	Secretary, 1999 - Present; Assistant Treasurer, 1999 – 2007 and 2009 – Present; Anti-Money Laundering Officer, 2019 – Present
MIH and MIA, Vice President, 2010 - Present; Madison, Vice President, 2009 - Present; MFD Distributor, LLC (“MFD”) (an affiliated brokerage firm of Madison), Vice President, 2012 - Present
Ultra Series Fund (14), Secretary, 1999 - Present and Assistant Treasurer, 2009 - Present; Madison Covered Call & Equity Strategy Fund, Secretary and Assistant Treasurer, 2012 - Present; Ultra Series Fund and Madison Covered Call & Equity Strategy Fund, Anti-Money Laundering Officer, 2019 - Present; Madison Strategic Sector Premium Fund, Secretary and Assistant Treasurer, 2010 - 2018
			N/A	N/A
Steve J. Fredricks 49	Chief Compliance Officer and Assistant Secretary, 2018 – Present
MIH, MIA and Madison, Chief Legal Officer, March 2020 - Present and Chief Compliance Officer, 2018 – Present
Ultra Series Fund (14) and Madison Covered Call & Equity Strategy Fund, Chief Compliance Officer and Assistant Secretary, 2018 - Present; Madison Strategic Sector Premium Fund, Chief Compliance Officer during 2018.
Jackson National Asset Management, LLC, Senior Vice President and Chief Compliance Officer, 2005 - 2018
			N/A	N/A
Trey D. Edgerle 30	Assistant Secretary, 2017 – Present
MIH, MIA and Madison, Senior Mutual Fund and Compliance Associate, 2016 - Present
Ultra Series Fund (14) and Madison Covered Call & Equity Strategy Fund, Assistant Secretary, 2017 - Present; Madison Strategic Sector Premium Fund, Assistant Secretary, 2017 - 2018
U.S. Bancorp, Mutual Fund Compliance Officer, 2013 - 2016
			N/A	N/A
1Trustees serve in such capacity until the end of the calendar year in which the first of the following two events occur: (1) he or she attains the age of seventy-six (76), or (2) he or she has served on the Board for a total of fifteen (15) years, subject in the latter case to extension by unanimous vote of the remaining Trustees on an annual basis. The fifteen (15)-year term limitation shall commence on the later of April 19, 2013 or the date of the Trustee’s initial election or appointment as a Trustee. Board terms end on December 31 of the year noted.
2 As of the date of this SAI, the "Fund Complex" consists of Madison Funds with 18 portfolios, the Ultra Series Fund with 14 portfolios and the Madison Covered Call & Equity Strategy Fund (closed end fund), for a grand total of 33 separate portfolios in the Fund Complex. Not every Trustee is a member of the Board of Trustees of every fund in the Fund Complex, as noted above. References to the “Fund Complex” in this SAI have the meaning disclosed in this footnote.
3 "Interested person" as defined in the 1940 Act. Considered an interested Trustee because of the position held with Madison.